As filed with the Securities and Exchange	Registration No. 033-57244
Commission on May 1, 2025	Registration No. 811-04208

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. _____	[ ]
Post-Effective Amendment No. 45	[X]
and
AMENDMENT TO REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
(Check appropriate box or boxes.)

Select*Life Variable Account
(Exact Name of Registrant)

ReliaStar Life Insurance Company
(Name of Depositor)

5770 Powers Ferry Road, NW
Atlanta, GA 30327
(Address of Depositor’s Principal Executive Offices) (Zip Code)

(763) 342-9164
(Depositor’s Telephone Number, including Area Code)

Ian Macleod, Counsel
Security Life Of Denver Insurance Company
As Administrator for ReliaStar Life Insurance Company
5770 Powers Ferry Road, NW, Minneapolis, MN  55401
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on May 1, 2025 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on ____________, pursuant to paragraph (a)(1) of Rule 485 under the Securities Act.

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A
INFORMATION REQUIRED IN A PROSPECTUS

SELECT∗LIFE II
A FLEXIBLE PREMIUM ADJUSTABLE VARIABLE UNIVERSAL LIFE INSURANCE POLICY
issued by
ReliaStar Life Insurance Company and its Select∗Life Variable Account

The Policy
• Is no longer offered for new sales.
• Is issued by ReliaStar Life Insurance Company.
Premium Payments
• Are flexible, so the premium amount and frequency may vary.
• Are allocated to the variable account and the fixed account, based on your instructions.
• Are subject to specified fees and charges.
The Policy Value
• Is the sum of your holdings in the fixed account and the variable account.
• Has no guaranteed minimum value under the variable account. The value varies with the value of the fund options (i.e., subaccounts) you select.
• Has a minimum guaranteed rate of return for amounts in the fixed account option.
• Is subject to specified fees and charges, including possible surrender charges.
Death Benefit Proceeds
• Are paid if your policy is in force when the insured person dies.
• Are calculated under your choice of options:
> Option 1 – the base death benefit is the greater of the amount of insurance coverage you have selected or your policy value multiplied by the appropriate factor described in Appendix A; or
> Option 2 – the base death benefit is the greater of the amount of insurance coverage you have selected plus the policy value or your policy value multiplied by the appropriate factor described in Appendix A.
• Are equal to the base death benefit plus any rider benefits minus any outstanding policy loans and accrued loan interest and unpaid fees and charges.
• Are generally not subject to federal income tax if your policy continues to meet the federal income tax definition of life insurance.

This prospectus describes what you should know about the Select∗Life II variable universal life insurance policy. Please read it carefully and keep it for future reference.

Additional information about certain investment products, including variable life insurance, has been prepared by the staff of the Securities and Exchange Commission (“SEC”) and is available at Investor.gov.

Neither the SEC nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The policy described in this prospectus is not a deposit with, obligation of or guaranteed or endorsed by any bank, nor is it insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. The policy is subject to investment risk.

The date of this prospectus is May 1, 2025

TABLE OF CONTENTS

Page
GLOSSARY OF TERMS USED IN THIS PROSPECTUS 3
FEE TABLE 10
THE COMPANY, THE VARIABLE ACCOUNT AND THE FIXED ACCOUNT18
ReliaStar Life Insurance Company 18
The Investment Options 18
DETAILED INFORMATION ABOUT THE POLICY 24
Important Information Regarding Changes in State Insurance Laws and Federal Income Tax Rules 24
Purchasing a Policy 25